                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7398

              Van Kampen Pennsylvania Value Municipal Income Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31___

Date of reporting period: 1/31/07

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS | JANUARY 31, 2007 (UNAUDITED)



  PAR
  AMOUNT
  (000)   DESCRIPTION                                                   COUPON        MATURITY            VALUE
-----------------------------------------------------------           ----------     ----------       ------------

          MUNICIPAL BONDS   188.2%
          PENNSYLVANIA   178.8%
 $  2,000 Abington, PA Sch Dist Ser A
             (FSA Insd) ...............................                   5.000%       04/01/32       $  2,109,920
    3,000 Allegheny Cnty, PA Arpt Auth
             Pittsburgh Intl Arpt Rfdg (FGIC
             Insd) (AMT) ..............................                   5.750        01/01/18          3,154,110
    1,915 Allegheny Cnty, PA Arpt Auth
             Rev Pittsburgh Intl Arpt Rfdg
             (MBIA Insd) (AMT) (a) ....................                   5.000        01/01/21          2,037,489
    3,435 Allegheny Cnty, PA Arpt Auth
             Rev Pittsburgh Intl Arpt Rfdg
             (FGIC Insd) (AMT) (a) ....................                   5.000        01/01/23          3,654,714
    2,000 Allegheny Cnty, PA Higher Ed
             Bldg Carnegie Mellon Univ ................                   5.125        03/01/32          2,082,880
    2,750 Allegheny Cnty, PA Higher Ed
             Bldg Carnegie Mellon Univ ................                   5.250        03/01/32          2,885,960
    1,360 Allegheny Cnty, PA Hosp Dev
             Auth Rev Hlth Sys Ser A
             (MBIA Insd) ..............................                   6.500        11/15/30          1,502,501
    3,145 Allegheny Cnty, PA Hosp Dev
             Auth Rev OH Vly Gen Hosp
             Proj Ser A ...............................                   5.125        04/01/35          3,220,637
    1,250 Allegheny Cnty, PA Indl Dev
             Auth Lease Rev Residential
             Res Inc Proj .............................                   5.125        09/01/31          1,286,187
    3,000 Allegheny Cnty, PA Port Auth
             Spl Rev Trans (FGIC Insd) ................                   5.000        03/01/29          3,108,030
    2,000 Allegheny Cnty, PA Port Auth
             Spl Rev Trans (MBIA Insd)
             (Prerefunded @ 3/01/09) ..................                   6.000        03/01/24          2,109,260
    1,300 Allegheny Cnty, PA Redev Auth
             Tax Increment Rev Robinson
             Mall Proj Ser A ..........................                   7.000        11/01/17          1,417,663

      410 Allegheny Cnty, PA Residential
             Fin Auth Mtg Rev Single Family
             Ser II-1 (GNMA Collateralized)
             (AMT) ....................................                   5.800        05/01/21            425,637
      615 Allegheny Cnty, PA Residential
             Fin Auth Mtg Rev Single Family
             Ser II-2 (GNMA Collateralized)
             (AMT) ....................................                   5.800        11/01/20            638,665
    3,525 Allegheny Cnty, PA Residential
             Fin Auth Mtg Rev Single Family
             Ser KK-2 (GNMA
             Collateralized) (AMT) (b) ................                   5.750        05/01/33          3,642,030
    1,510 Allegheny Cnty, PA Residential
             Fin Auth Mtg Rev Single Family
             Ser MM (GNMA Collateralized)
             (AMT) ....................................                   5.200        05/01/33          1,548,158
    1,000 Allegheny Cnty, PA Residential
             Fin Auth Mtg Rev Single Family
             Ser RR (GNMA Collateralized)
             (AMT) ....................................                   4.750        11/01/25          1,000,950
    1,775 Allegheny Cnty, PA Residential
             Fin Auth Mtg Rev Single Family
             Ser TT (GNMA Collateralized)
             (AMT) (c) ................................                   4.900        11/01/26          1,796,602
      460 Allegheny Cnty, PA San Auth
             Swr Rev (MBIA Insd) ......................                   5.500        12/01/30            488,727
    1,000 Allegheny Cnty, PA San Auth
             Swr Rev (MBIA Insd) ......................                   5.750        12/01/13          1,076,440
    2,220 Allegheny Cnty, PA San Auth
             Swr Rev (MBIA Insd)
             (Prerefunded @ 12/01/10) .................                   5.750        12/01/17          2,390,096
    1,830 Allegheny Cnty, PA San Auth
             Swr Rev (MBIA Insd)
             (Prerefunded @ 12/01/10) .................                   5.750        12/01/18          1,970,215
    3,725 Allegheny Cnty, PA San Auth
             Swr Rev Rfdg Ser A (MBIA
             Insd) ....................................                   5.000        12/01/30          3,924,548


    1,705 Armstrong, PA Sch Dist (XLCA
             Insd) (c) ................................                   5.250        03/15/25          1,851,749
   12,500 Beaver Cnty, PA Indl Dev Auth
             Pollutn Ctl Rev Duquesne
             Conv Rfdg (AMBAC Insd) (a) ...............                   4.500        11/01/29         12,420,000
   12,700 Bensalem Twp, PA Sch Dist
             (FGIC Insd) (d) ..........................                   4.500        06/15/28         12,735,941
    1,335 Bentworth, PA Sch Dist Ser B
             (FSA Insd) ...............................                   5.000        03/15/28          1,415,701
    1,695 Berks Cnty, PA Muni Auth
             Albright College Proj (c) ................                   5.500        10/01/16          1,821,955
    1,800 Berks Cnty, PA Muni Auth
             Albright College Proj (c) ................                   5.500        10/01/17          1,929,726
    6,000 Berks Cnty, PA Muni Auth Hosp
             Rev Reading Hosp & Med Ctr
             Proj (FSA Insd) (Prerefunded
             @ 11/01/09) ..............................                   6.000        11/01/29          6,463,320
    4,460 Bethlehem, PA Auth Wtr Gtd
             (FSA Insd) ...............................                   5.000        11/15/19          4,745,262
    1,000 Bradford Cnty, PA Indl Dev Auth
             Solid Waste Disp Rev Intl
             Paper Rfdg Ser B (AMT) ...................                   5.200        12/01/19          1,010,010
    7,060 Bristol Boro, PA Sch Dist
             (FSA Insd) (a) ...........................                   4.250        03/01/31          7,055,270
    1,270 Bucks Cnty, PA Auth Wtr & Swr
             Rev Swr Sys (AMBAC Insd)
             (Prerefunded @ 12/01/11) (c) .............                   5.375        06/01/16          1,359,522
    1,150 Bucks Cnty, PA Wtr & Swr Rev
             Neshaminy Interceptor Ser A
             (AMBAC Insd) (Prerefunded
             @ 12/01/11) (c) ..........................                   5.375        06/01/14          1,231,063
    1,215 Bucks Cnty, PA Wtr & Swr Rev
             Neshaminy Interceptor Ser A
             (AMBAC Insd) (Prerefunded
             @ 12/01/11) (c) ..........................                   5.375        06/01/15          1,300,645
    1,000 Canon McMillan Sch Dist PA Ser
             B (FGIC Insd) ............................                   5.500        12/01/29          1,053,850


    2,725 Carbon Cnty, PA Indl Dev Auth
             Panther Creek Partn Proj Rfdg
             (AMT) (LOC: Paribas & Union
             Bk of CA Intl) ...........................                   6.650        05/01/10          2,841,630
    1,430 Catasauqua, PA Area Sch Dist
             (FSA Insd) ...............................                   5.000        02/15/31          1,512,525
    2,100 Catasauqua, PA Area Sch Dist
             (FSA Insd) ...............................                   5.000        02/15/36          2,216,340
    5,500 Central Dauphin, PA Sch Dist
             (FSA Insd) ...............................                   5.000        12/01/19          5,834,070
    1,370 Central Greene, PA Sch Dist
             Rfdg Ser B (FSA Insd) (c) ................                   5.000        02/15/23          1,459,666
    1,435 Central Greene, PA Sch Dist
             Rfdg Ser B (FSA Insd) (c) ................                   5.000        02/15/24          1,526,682
    1,000 Chartiers Vly, PA Indl & Coml
             Dev Auth First Mtg Rev
             Asbury Hlth Ctr Rfdg .....................                   6.375        12/01/19          1,036,260
    1,000 Chartiers Vly, PA Indl & Coml
             Dev Auth First Mtg Rev
             Asbury Hlth Ctr Rfdg .....................                   6.375        12/01/24          1,038,610
    3,000 Cheltenham Twp, PA (AMBAC
             Insd) ....................................                   5.000        01/01/28          3,169,680
    3,555 Chester Cnty, PA Indl Dev Auth
             Rev Collegium Charter Sch
             Proj Ser A (ACA Insd) ....................                   5.500        04/15/31          3,809,716
    1,500 Crawford Cnty, PA Hosp Auth
             Sr Living Fac Rev Westbury
             Utd Methodist Cmnty ......................                   6.250        08/15/29          1,545,600
    1,000 Cumberland Cnty, PA Muni Auth
             Dickinson College Ser A
             (AMBAC Insd) (Prerefunded
             @ 11/01/10) ..............................                   5.500        11/01/30          1,060,450
    5,000 Dauphin Cnty, PA Gen Auth
             Hosp Rev Hapsco West PA
             Hosp Proj B Rfdg (MBIA
             Insd) (e) ................................                   6.250        07/01/16          5,571,100
    2,000 Delaware Cnty, PA Auth College
             Cabrini College (Radian Insd) ............                   5.750        07/01/23          2,087,280
    2,295 Delaware Cnty, PA Auth College
             Neumann College Rfdg (c) .................                   5.875        10/01/21          2,423,864
    2,000 Delaware Cnty, PA Auth College
             Neumann College Rfdg .....................                   6.000        10/01/31          2,109,800
    4,500 Delaware Cnty, PA Auth Rev
             Eastern Univ (Radian Insd) ...............                   4.550        10/01/36          4,360,815


    1,000 Delaware Cnty, PA Auth Rev
             White Horse Vlg Proj Rfdg Ser
             A (Prerefunded @ 7/01/10) ................                   7.625        07/01/30          1,125,260
    2,750 Delaware Cnty, PA Indl Dev
             Auth Rev Wtr Fac Aqua PA
             Inc Proj Ser A (FGIC Insd)
             (AMT) ....................................                   5.000        11/01/37          2,868,580
    9,300 Delaware Cnty, PA Indl Dev
             Auth Rev Wtr Fac Aqua PA
             Inc Proj Ser B (FGIC Insd)
             (AMT) (a) ................................                   5.000        11/01/36          9,701,016
    4,000 Delaware Cnty, PA Indl Dev
             Auth Rev Wtr Fac Aqua PA
             Inc Proj Ser C (FGIC Insd)
             (AMT) ....................................                   5.000        02/01/35          4,160,400
    1,750 Delaware Cnty, PA Indl Dev
             Auth Rev Wtr Fac (FGIC Insd)
             (AMT) ....................................                   6.000        06/01/29          1,842,470
    2,500 Delaware Cnty, PA Indl Dev
             Auth Wtr Fac PA Subn Wtr
             (AMBAC Insd) (AMT) .......................                   5.350        10/01/31          2,631,000
    1,230 Delaware Cnty, PA Regl Wtr
             Qual Ctl Auth Swr Rev (MBIA
             Insd) ....................................                   5.250        05/01/19          1,328,265
    1,480 Delaware Cnty, PA Regl Wtr
             Qual Ctl Auth Swr Rev (MBIA
             Insd) (c) ................................                   5.250        05/01/21          1,593,412
    1,555 Delaware Cnty, PA Regl Wtr
             Qual Ctl Auth Swr Rev (MBIA
             Insd) (c) ................................                   5.250        05/01/22          1,674,160
    8,000 Delaware Vly, PA Regl Fin Auth ..............                   5.750        07/01/17          9,048,000
    2,000 Downingtown, PA Area Sch
             Dist (FSA Insd) ..........................                   5.250        04/01/15          2,107,520
    2,800 Erie, PA Sch Dist (AMBAC Insd)
             (Prerefunded @ 9/01/10) ..................                   5.800        09/01/29          2,990,204
    2,735 Exeter Twp, PA Sch Dist (FGIC
             Insd) ....................................                   5.000        05/15/25          2,876,099
    6,980 Falls Twp, PA Hosp Auth Hosp
             Rev DE Vly Med Rfdg (FHA
             Gtd) .....................................                   7.000        08/01/22          7,023,625
    1,000 Fayette Cnty, PA (AMBAC Insd)
             (Prerefunded @ 11/15/10) .................                   5.625        11/15/28          1,065,410
    6,575 Harrisburg, PA Auth Wtr Rev
             Rfdg (FSA Insd) (c) ......................                   5.000        07/15/21          6,962,530

    1,000 Harveys Lake Gen Muni Auth
             PA College Rev College
             Misericordia Proj (ACA Insd) .............                   6.000        05/01/19          1,047,410
    2,345 Jenkintown, PA Sch Dist Ser A
             (FGIC Insd) ..............................                   5.000        05/15/28          2,434,133
    1,985 Jim Thorpe, PA Area Sch Dist
             (FSA Insd) (c) ...........................                   5.000        03/15/25          2,098,145
    3,135 Lancaster Cnty, PA Hosp Auth
             Rev Hlth Ctr Masonic Homes
             Proj .....................................                   5.000        11/01/36          3,248,644
    5,000 Lancaster Cnty, PA Hosp Auth
             Rev Hlth Sys Lancaster Gen
             Rfdg Ser B (a) ...........................                   4.500        03/15/31          4,903,725
    5,000 Lancaster Cnty, PA Hosp Auth
             Rev Hlth Sys Lancaster Gen
             Rfdg Ser B (a) ...........................                   4.500        03/15/36          4,903,725
    3,500 Lancaster, PA Higher Ed Auth
             Rev Franklin & Marshall
             College ..................................                   5.000        04/15/22          3,691,205
    1,000 Lebanon Cnty, PA Hlth Fac
             Pleasant View Auth Hlth Ctr
             Rev Retirement Ser A .....................                   5.125        12/15/20          1,008,320
    1,510 Lehigh Cnty, PA Gen Purp Auth
             Cedar Crest College Rfdg
             (Radian Insd) ............................                   5.000        04/01/26          1,572,438
    2,000 Lehigh Cnty, PA Gen Purp Auth
             Rev Good Shepherd Group Ser
             A ........................................                   5.500        11/01/24          2,119,420
    1,000 Lehigh Cnty, PA Gen Purp Auth
             Rev Good Shepherd Group Ser
             A ........................................                   5.625        11/01/34          1,064,100
    1,800 Lehigh Cnty, PA Gen Purp Auth
             Rev Hosp Saint Lukes
             Bethlehem ................................                   5.250        08/15/23          1,878,300
    1,750 Lehigh Cnty, PA Gen Purp Auth
             Rev Hosp Saint Lukes
             Bethlehem ................................                   5.375        08/15/33          1,830,833
    1,240 Lehigh Northampton, PA Arpt
             Lehigh Vly Arpt Sys Rfdg Ser
             A (MBIA Insd) (AMT) (c) ..................                   5.000        01/01/20          1,290,084
    1,360 Lehigh Northampton, PA Arpt
             Lehigh Vly Arpt Sys Rfdg Ser
             A (MBIA Insd) (AMT) (c) ..................                   5.000        01/01/22          1,409,395


      675 Lehigh Northampton, PA Arpt
             Lehigh Vly Arpt Sys Rfdg Ser
             A (MBIA Insd) (AMT) ......................                   5.000        01/01/23            698,153
    1,500 Lehigh Northampton, PA Arpt
             Ser A (MBIA Insd) (AMT) ..................                   6.000        05/15/25          1,585,560
    2,700 Lehigh Northampton, PA Arpt
             Ser A (MBIA Insd) (AMT) ..................                   6.000        05/15/30          2,854,008
    8,290 Luzerne Cnty, PA Ser A (MBIA
             Insd) (Prerefunded @
             11/15/12) ................................                   5.250        11/15/25          8,924,517
    6,650 Lycoming Cnty, PA Auth College
             Rev PA College of Technology
             (AMBAC Insd) .............................                   5.350        07/01/26          6,963,415
    5,000 Lycoming Cnty, PA Auth College
             Rev PA College of Technology
             (AMBAC Insd) .............................                   5.375        07/01/30          5,241,250
    1,000 Mercer Cnty, PA (FGIC Insd) .................                   5.500        10/01/15          1,070,690
    5,000 Mercer Cnty, PA Indl Dev Auth
             Wtr Fac Sub Corp (MBIA Insd)
             (AMT) ....................................                   6.000        07/01/30          5,302,250
    1,000 Mifflin Cnty, PA Hosp Auth Rev
             (Radian Insd) ............................                   6.200        07/01/25          1,085,090
    2,500 Mifflin Cnty, PA Hosp Auth Rev
             (Radian Insd) ............................                   6.200        07/01/30          2,708,925
    3,755 Mifflin Cnty, PA Ser A (FGIC
             Insd) (c) ................................                   5.000        09/01/31          3,904,900
    3,000 Monroe Cnty, PA Hosp Auth Rev
             Hosp Pocono Med Ctr ......................                   6.000        01/01/43          3,220,200
    6,500 Montgomery Cnty, PA Higher Ed
             & Hlth Auth Hosp Rev
             Abington Mem Hosp Ser A ..................                   5.125        06/01/32          6,726,720
    5,000 Montgomery Cnty, PA Higher Ed
             & Hlth Auth Rev Arcadia Univ
             (Radian Insd) ............................                   5.000        04/01/27          5,206,750
    2,000 Montgomery Cnty, PA Higher Ed
             & Hlth Auth Rev Arcadia Univ
             (Radian Insd) ............................                   5.000        04/01/36          2,085,760
    5,000 Montgomery Cnty, PA Higher Ed
             & Hlth Auth Rev Dickinson
             College Proj Ser FF-1 (CIFG
             Insd) ....................................                   5.000        05/01/28          5,286,000
   12,000 Montgomery Cnty, PA Indl Dev
             Auth Retirement Cmnty Rev
             Ser A (a) ................................                   4.500        11/15/36         11,350,080


    4,000 Moon Area Sch Dist PA (FSA
             Insd) ....................................                   5.000        11/15/25          4,243,480
    2,345 Moon Indl Dev Auth PA Ed Fac
             Rev Ellis Sch Proj
             (Prerefunded @ 3/01/09) ..................                   5.800        03/01/25          2,439,668
    1,500 Mount Lebanon, PA Hosp Auth
             Saint Clair Mem Hosp Ser A ...............                   5.625        07/01/32          1,589,490
      630 New Castle, PA San Auth Swr
             Rfdg (MBIA Insd) .........................                   5.000        06/01/24            646,575
    1,225 Northampton Twp, PA (FGIC
             Insd) (c) ................................                   5.375        05/15/15          1,298,635
    2,625 Norwin, PA Sch Dist (FSA Insd) ..............                   5.000        04/01/35          2,772,000
    2,100 Owen J. Roberts Sch Dist PA
             (FSA Insd) ...............................                   5.000        05/15/27          2,228,814
    1,000 Pennsylvania Econ Dev Fin Auth
             Res Recovery Rev Colver Proj
             Rfdg Ser G (AMT) .........................                   5.125        12/01/15          1,013,040
    1,000 Pennsylvania Econ Dev Fin Auth
             Solid Waste Disp Rev Waste
             Mgmt Inc Proj Ser A (AMT) ................                   5.100        10/01/27          1,037,860
    3,500 Pennsylvania Hsg Fin Agy
             Single Family Mtg Rev Ser
             94-A (AMT) ...............................                   5.100        10/01/31          3,612,315
    3,200 Pennsylvania Hsg Fin Agy
             Single Family Mtg Rev Ser
             96-A (AMT) (a) ...........................                   4.600        10/01/27          3,166,160
    4,500 Pennsylvania Hsg Fin Agy
             Single Family Mtg Rev Ser
             96-A (AMT) (a) ...........................                   4.650        10/01/31          4,452,413
    8,300 Pennsylvania Hsg Fin Agy
             Single Family Mtg Rev Ser
             96-A (AMT) (a) ...........................                   4.700        10/01/37          8,212,228
      520 Pennsylvania Hsg Fin Agy
             Single Family Mtg Ser 66-A
             (AMT) ....................................                   5.650        04/01/29            524,144
      985 Pennsylvania Hsg Fin Agy
             Single Family Mtg Ser 90-A
             (AMT) ....................................                   4.700        10/01/25            991,560
    2,500 Pennsylvania St Higher Ed Fac
             Auth Rev Allegheny College ...............                   4.800        05/01/36          2,551,325
    1,000 Pennsylvania St Higher Ed Fac
             Auth Rev Clarion Univ Fndtn
             Inc Ser A (XLCA Insd) ....................                   5.000        07/01/28          1,041,990


    1,500 Pennsylvania St Higher Ed Fac
             Auth Rev Clarion Univ Fndtn
             Inc Ser A (XLCA Insd) ....................                   5.000        07/01/33          1,558,710
    1,500 Pennsylvania St Higher Ed Fac
             Auth Rev Clarion Univ Fndtn
             Inc Ser A (XLCA Insd) ....................                   5.250        07/01/18          1,601,640
    3,000 Pennsylvania St Higher Ed Fac
             Auth Rev Drexel Univ (c) .................                   5.500        05/01/16          3,211,740
    4,000 Pennsylvania St Higher Ed Fac
             Auth Rev Drexel Univ (c) .................                   5.500        05/01/17          4,309,920
    1,000 Pennsylvania St Higher Ed Fac
             Auth Rev Geneva College
             Proj .....................................                   6.125        04/01/22          1,070,530
    5,500 Pennsylvania St Higher Ed Fac
             Auth Rev La Salle Univ ...................                   5.500        05/01/34          5,782,590
    1,300 Pennsylvania St Higher Ed Fac
             Auth Rev Lycoming College
             Assn Indpt (Radian Insd) .................                   5.250        11/01/19          1,380,314
    3,000 Pennsylvania St Higher Ed Fac
             Auth Rev Messiah College Ser
             AA-3 (Radian Insd) .......................                   5.500        11/01/22          3,226,050
    1,000 Pennsylvania St Higher Ed Fac
             Auth Rev PA Univ .........................                   5.000        06/01/35          1,027,340
    3,230 Pennsylvania St Higher Ed Fac
             Auth Rev Thomas Jefferson Univ
             (Prerefunded @ 1/01/13) ..................                   5.375        01/01/25          3,496,314
    1,540 Pennsylvania St Higher Ed Fac
             Auth Rev Thomas Jefferson Univ ...........                   5.375        01/01/25          1,634,279
    6,000 Pennsylvania St Higher Ed Fac
             Auth Rev Univ Sciences
             Philadelphia Ser A (XLCA
             Insd) ....................................                   5.000        11/01/36          6,286,620
    7,850 Pennsylvania St Higher Ed Fac
             Auth Rev UPMC Hlth Sys Ser
             A ........................................                   6.000        01/15/31          8,474,075
    6,600 Pennsylvania St Higher Ed Fac
             Auth Rev UPMC Hlth Sys Ser
             A (FSA Insd) .............................                   5.000        08/01/29          6,782,754
   20,000 Pennsylvania St Pub Sch Bldg
             Auth Lease Rev Sch Dist
             Philadelphia Proj Ser A (FSA
             Insd) (a) ................................                   4.500        06/01/36         19,758,100


    4,505 Pennsylvania St Tpk Com Tpk
             Rev Rfdg Ser T (FGIC Insd) ...............                   5.500        12/01/13          4,960,410
    3,500 Pennsylvania St Tpk Com Tpk
             Rev Ser A (AMBAC Insd) ...................                   5.000        12/01/26          3,721,130
    1,200 Pennsylvania St Tpk Com Tpk
             Rev Ser A (AMBAC Insd) ...................                   5.250        12/01/21          1,298,280
    2,000 Pennsylvania St Univ ........................                   5.000        09/01/29          2,113,500
    4,000 Pennsylvania St Univ ........................                   5.000        09/01/35          4,215,200
    1,390 Pennsylvania St Univ Rfdg ...................                   5.250        08/15/14          1,516,546
    1,970 Pennsylvania St Univ Rfdg ...................                   5.250        03/01/18          2,112,175
    1,550 Perkiomen Vly Sch Dist PA Ser
             A (FSA Insd) (Prerefunded @
             3/01/14) .................................                   5.250        03/01/28          1,687,873
    1,250 Philadelphia, PA Arpt Rev Ser A
             (MBIA Insd) (AMT) ........................                   5.000        06/15/23          1,300,213
   15,000 Philadelphia, PA Auth for Indl
             Dev Rev Cultural & Coml
             Corridors Pgm Ser A (FGIC
             Insd) (a) ................................                   4.450        12/01/31         14,744,550
    2,610 Philadelphia, PA Auth for Indl
             Dev Rev Please Touch
             Museum Proj (a) ..........................                   5.250        09/01/21          2,758,611
    4,230 Philadelphia, PA Auth for Indl
             Dev Rev Please Touch
             Museum Proj (a) ..........................                   5.250        09/01/26          4,470,853
    1,000 Philadelphia, PA Auth for Indl
             Dev Rev Please Touch
             Museum Proj (a) ..........................                   5.250        09/01/31          1,056,939
    6,700 Philadelphia, PA Auth for Indl
             Dev Rev Please Touch
             Museum Proj (a) ..........................                   5.250        09/01/36          7,081,492
    4,005 Philadelphia, PA Auth Indl Dev
             Amern College of
             Physicians (c) ...........................                   5.500        06/15/27          4,153,505
    2,250 Philadelphia, PA Auth Indl Dev
             PA Arpt Sys Proj Ser A (FGIC
             Insd) (AMT) ..............................                   5.125        07/01/19          2,344,275
    2,500 Philadelphia, PA Auth Indl Dev
             PA Arpt Sys Proj Ser A (FGIC
             Insd) (AMT) ..............................                   5.250        07/01/28          2,613,225
    4,000 Philadelphia, PA Auth Indl Ser B
             (FSA Insd) ...............................                   5.125        10/01/26          4,188,760
   11,160 Philadelphia, PA Auth Indl Ser B
             (FSA Insd) ...............................                   5.500        10/01/17         12,002,692

    3,000 Philadelphia, PA (FSA Insd) .................                   5.000        03/15/28          3,072,810
    3,000 Philadelphia, PA (FSA Insd) .................                   5.250        09/15/25          3,136,440
    3,500 Philadelphia, PA Gas Wks Rev
             1975 Gen Ordinance Ser 17
             (FSA Insd) ...............................                   5.375        07/01/19          3,767,820
    5,000 Philadelphia, PA Gas Wks Rev
             Ser 2 (FSA Insd) .........................                   5.250        07/01/29          5,186,700
    1,700 Philadelphia, PA Gas Wks Rev
             Ser 18 (AGL Insd) ........................                   5.250        08/01/21          1,818,898

    4,080 Philadelphia, PA Gas Wks Rev
             12th Ser B (MBIA Insd) (e) ...............                   7.000        05/15/20          4,840,349
    1,000 Philadelphia, PA Hosp & Higher
             Ed Fac Auth Rev Chestnut Hill
             College ..................................                   6.000        10/01/29          1,020,450
    1,455 Philadelphia, PA Hosp & Higher
             Ed Fac Auth Rev Cmnty
             College Rfdg Ser B (MBIA
             Insd) (c) ................................                   6.500        05/01/09          1,536,756
    1,645 Philadelphia, PA Pkg Auth Rev
             Ser A (AMBAC Insd) .......................                   5.250        02/15/29          1,697,739
   12,940 Philadelphia PA, Redev Auth
             Residential Mtg Ln Rev Ser A
             (AMT) (a) ................................                   4.750        12/01/28         12,843,726
    4,675 Philadelphia, PA Redev Auth
             Rev Neighborhood Trans Ser
             A (FGIC Insd) ............................                   5.250        04/15/12          4,982,849
    1,905 Philadelphia, PA Redev Auth
             Rev Neighborhood Trans Ser
             A (FGIC Insd) ............................                   5.500        04/15/16          2,049,742
      500 Pittsburgh & Allegheny Cnty, PA
             Pub Aud Hotel Room (AMBAC
             Insd) ....................................                   5.125        02/01/35            515,895
   16,000 Pittsburgh & Allegheny Cnty, PA
             Pub Aud Regl Asset Dist Sales
             Tax (AMBAC Insd) .........................                   5.000        02/01/24         16,465,120
    4,990 Pittsburgh & Allegheny Cnty, PA
             Pub Aud Regl Asset Dist Sales
             Tax (AMBAC Insd) .........................                   5.000        02/01/29          5,125,229
    2,215 Pittsburgh, PA Pub Pkg Auth Rev
             Rfdg Ser A (FGIC Insd) ...................                   5.000        12/01/25          2,345,353
    5,000 Pittsburgh, PA Rfdg Ser B (FSA
             Insd) ....................................                   5.250        09/01/17          5,485,800
    5,140 Pittsburgh, PA Ser A (AMBAC
             Insd) ....................................                   5.500        09/01/17          5,498,104


    4,860 Pittsburgh, PA Ser A (AMBAC
             Insd) (Prerefunded @
             3/01/12) .................................                   5.500        09/01/17          5,246,662
    2,000 Pittsburgh, PA Ser A (FGIC Insd)
             (Prerefunded @ 9/01/09) ..................                   5.750        09/01/21          2,096,780
    3,000 Pittsburgh, PA Ser A (FGIC Insd)
             (Prerefunded @ 9/01/09) ..................                   5.750        09/01/22          3,145,170
    1,000 Pittsburgh, PA Urban Redev
             Auth Cent Triangle Tax
             Increment Ser A ..........................                   6.100        05/01/19          1,041,290
    1,755 Pittsburgh, PA Urban Redev
             Auth Mtg Rev Ser A (GNMA
             Collateralized) (AMT) ....................                   5.000        10/01/36          1,793,891
    1,495 Pittsburgh, PA Urban Redev
             Auth Mtg Rev Ser C (GNMA
             Collateralized) (AMT) ....................                   5.700        04/01/30          1,520,385
    1,500 Radnor Twp, PA Sch Dist Ser B
             (FSA Insd) ...............................                   5.000        02/15/28          1,586,985
    2,000 Rostraver Twp, PA (AMBAC
             Insd) (Prerefunded @
             7/01/10) .................................                   5.500        07/01/24          2,114,160
    1,000 Saxonburg, PA Area Auth Swr
             & Wtr Rev (AGL Insd) .....................                   5.000        03/01/30          1,054,840
    1,500 Saxonburg, PA Area Auth Swr
             & Wtr Rev (AGL Insd) .....................                   5.000        03/01/35          1,577,640
    4,390 Souderton, PA Area Sch Dist
             (FGIC Insd) ..............................                   5.000        11/15/22          4,663,409
    1,000 Southcentral, PA Gen Auth Rev
             Hanover Hosp Inc (Radian
             Insd) ....................................                   5.000        12/01/30          1,042,350
      900 Southcentral, PA Gen Auth Rev
             Wellspan (MBIA Insd) (c) .................                   5.375        05/15/28            958,689
    4,100 Southcentral, PA Gen Auth Rev
             Wellspan (MBIA Insd)
             (Prerefunded @ 5/15/11) (c) ..............                   5.375        05/15/28          4,387,164
    1,000 State Pub Sch Bldg Auth PA
             Delaware Cnty College Proj
             (MBIA Insd) (Prerefunded @
             10/01/10) ................................                   5.750        10/01/16          1,067,690

      895 State Pub Sch Bldg Auth PA Sch
             Conneaut Sch Dist (FGIC
             Insd) (c) ................................                   5.250       11/01/23             958,912
    2,360 State Pub Sch Bldg Auth PA Sch
             Rev Jefferson Cnty Dubois
             Tech Sch (FGIC Insd) (c) .................                   5.375       02/01/23           2,565,296
    1,600 State Pub Sch Bldg Auth PA Sch
             Rev Lease Colonial Inter Unit
             20 (FGIC Insd) ...........................                   5.000       05/15/30           1,684,720
    1,270 State Pub Sch Bldg Auth PA Sch
             Tuscarora Sch Dist Proj (FSA
             Insd) (Prerefunded @
             4/01/13) (c) .............................                   5.250       04/01/21           1,372,857
    2,140 Susquehanna Area Regl Arpt
             Auth PA Arpt Sys Rev Ser A
             (AMBAC Insd) (AMT) .......................                   5.375       01/01/21           2,256,566
    5,205 Susquehanna Area Regl Arpt
             Auth PA Arpt Sys Rev Ser A
             (AMBAC Insd) (AMT) .......................                   5.375       01/01/23           5,480,188
    2,545 Susquehanna Area Regl Arpt
             Auth PA Arpt Sys Rev Ser A
             (AMBAC Insd) (AMT) (c) ...................                   5.500       01/01/18           2,705,691
    5,500 Susquehanna Area Regl Arpt
             Auth PA Arpt Sys Rev Ser D ...............                   5.375       01/01/18           5,649,325
    1,950 Swarthmore Boro Auth PA
             College ..................................                   5.250       09/15/18           2,081,157
    2,850 Trinity Area Sch Dist PA (FGIC
             Insd) ....................................                   5.250       11/01/20           3,071,844
    1,820 Twin Vly, PA Sch Dist (FSA
             Insd) (c) ................................                   5.250       04/01/26           1,970,587
    1,000 Union Cnty, PA Higher Ed Fac
             Auth Bucknell Univ Ser A .................                   5.250       04/01/19           1,073,030
    1,000 Union Cnty, PA Higher Ed Fac
             Auth Bucknell Univ Ser A .................                   5.250       04/01/21           1,068,790
      500 Union Cnty, PA Higher Ed Fac
             Auth Bucknell Univ Ser A .................                   5.250       04/01/22             534,110
    2,300 Union Cnty, PA Hosp Auth Hosp
             Rev Evangelical Cmnty Hosp
             (Radian Insd) ............................                   5.250       08/01/24           2,435,033
    1,285 Unity Twp, PA Muni Auth Swr
             Rev (FSA Insd) ...........................                   5.000       12/01/24           1,357,782
    5,850 Washington Cnty, PA Ser A
             (AMBAC Insd) .............................                   5.125       09/01/27           6,128,460

    3,420 Westmoreland Cnty, PA Muni
             Auth Svc Rev (FSA Insd) (a) ..............                   5.250        08/15/24          3,762,871
    6,485 Westmoreland Cnty, PA Muni
             Auth Svc Rev (FSA Insd) (a) ..............                   5.250        08/15/27          7,135,152
    3,825 Westmoreland Cnty, PA Muni
             Auth Svc Rev (FSA Insd) (a) ..............                   5.250        08/15/28          4,208,474
    6,000 West Shore, PA Area Hosp
             Auth Holy Spirit Hosp Proj ...............                   6.250        01/01/32          6,399,720
    4,000 York Cnty, PA Indl Dev Auth Wtr
             Co Proj (FGIC Insd) (AMT) ................                   4.750        10/01/36          4,012,080
    1,485 York Cnty, PA (MBIA Insd) ...................                   5.000        06/01/23          1,578,035
    1,000 York Cnty, PA (MBIA Insd) ...................                   5.000        06/01/26          1,058,100
    2,200 York Cnty, PA (MBIA Insd) ...................                   5.000        06/01/29          2,327,820
    2,200 York Cnty, PA (MBIA Insd) ...................                   5.000        06/01/33          2,321,176
    1,240 York Cnty, PA Sch Technology
             Auth Lease Rev (FGIC Insd) ...............                   5.375        02/15/18          1,335,120
      500 York Cnty, PA Sch Technology
             Auth Lease Rev (FGIC Insd) ...............                   5.500        02/15/22            539,320
    1,000 York Cnty, PA Sch Technology
             Auth Lease Rev (FGIC Insd) ...............                   5.500        02/15/23          1,078,640
                                                                                                      ------------
                                                                                                       697,782,260
                                                                                                      ------------
          GUAM   0.4%
    1,585 Guam Intl Arpt Auth Gen Ser B
             (MBIA Insd) ..............................                   5.250        10/01/21          1,705,127
                                                                                                      ------------

          PUERTO RICO 7.0%
    2,500 Childrens Tr Fd PR Tob
             Settlement Rev Asset Bkd .................                   5.500        05/15/39          2,614,525
    5,000 Childrens Tr Fd PR Tob
             Settlement Rev Asset Bkd .................                   5.625        05/15/43          5,250,950
    4,000 Puerto Rico Comwlth Hwy &
             Trans Auth Hwy Rev Rfdg Ser
             Y (FSA Insd) .............................                   6.250        07/01/21          4,926,480

    5,000 Puerto Rico Comwlth
             Infrastrucure Fin Auth Spl Ser
             B ........................................                   5.000        07/01/41          5,192,900
    4,950 University PR Univ Rev Rfdg Sys
             Ser P (a) ...............................                    5.000        06/01/30          5,165,622
    3,950 University PR Univ Rev Sys Ser Q
             (a) .................................                        5.000        06/01/36          4,122,062
                                                                                                      ------------

                                                                                                        27,272,539
                                                                                                      ------------

          U.S. VIRGIN ISLANDS   2.0%
    1,500 University VI Impt
             Ser A ....................................                   5.375     06/01/34             1,591,335
    1,000 Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser
             A ........................................                   6.375     10/01/19             1,086,510
    3,000 Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser A
             (ACA Insd) (Prerefunded @
             10/01/10) ................................                   6.125     10/01/29             3,264,720
    1,500 Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser A
             (Prerefunded @ 10/01/10) .................                   6.500     10/01/24             1,648,470
                                                                                                     -------------

                                                                                                         7,591,035
                                                                                                     -------------
 TOTAL LONG-TERM INVESTMENTS   188.2%
    (Cost $707,139,161).............................................                                   734,350,961

  TOTAL SHORT-TERM INVESTMENTS   0.3%
    (Cost $1,300,000)...............................................                                     1,300,000
                                                                                                     -------------

  TOTAL INVESTMENTS  188.5%
    (Cost $708,439,161).............................................                                   735,650,961

  LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO
      SECURITIES HELD  (30.2%)
    (Cost ($117,990,000))

    (117,990)  Notes with interest rates ranging from 3.55% to 3.68% at January 31,
               2007 and contractual maturities of collateral ranging from 2021 to
               2037 (f) ............................................                                  (117,990,000)
                                                                                                     --------------

   TOTAL NET INVESTMENTS  158.3%
    (Cost $590,449,161).............................................                                    617,660,961

  LIABILITIES IN EXCESS OF OTHER ASSETS  (1.8%).....................                                    (7,167,796)

  PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (56.5%).......                                  (220,306,050)
                                                                                                     --------------

  NET ASSETS APPLICABLE TO COMMON SHARES 100.0%.....................                                 $  390,187,115
                                                                                                     ==============

  Percentages are calculated as a percentage of net assets applicable to common shares.
  (a) Underlying security related to Inverse Floaters entered into by the Trust.
  (b) All or a portion of this security has been physically segregated in connection with open futures contracts.




  (c) The Trust owns 100% of the outstanding bond issuance.
  (d) Security purchased on a when-issued or delayed delivery basis.
  (e) Escrowed to Maturity
  (f) Floating rate notes.  The interest rate shown reflects the rates in effect at January 31, 2007.


  ACA - American Capital Access
  AGL - Assured Guaranty Ltd.
  AMBAC - AMBAC Indemnity Corp.
  AMT - Alternative Minimum Tax
  CIFG - CDC IXIS Financial Guaranty
  FGIC - Financial Guaranty Insurance Co.
  FHA - Federal Housing Administration
  FSA - Financial Security Assurance Inc.
  GNMA - Government National Mortgage Association
  LOC - Letter of Credit
  MBIA - Municipal Bond Investors Assurance Corp.
  Radian - Radian Asset Assurance
  XLCA - XL Capital Assurance Inc.

  FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2007:

                                                                                                       UNREALIZED
                                                                                                      APPRECIATION/
  SHORT CONTRACTS:                                                              CONTRACTS             DEPRECIATION
  U.S. Treasury Notes 10-Year Futures, March 2007
     (Current Notional Value of $106,750 per contract)                                581             $  1,321,509
  U.S. Treasury Bonds Futures, March 2007 (Current
     Notional Value of $110,125 per contract) ......................                  746                1,874,899
                                                                             ------------             ------------
                                                                                    1,327             $  3,196,408
                                                                             ============             ============


Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Pennsylvania Value Municipal Income Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2007